787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Specialty Series Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica Focused Alpha Large-Cap Fund (the “Alpha Large-Cap Fund”), a series of the Registrant, of all of the assets and liabilities of the Focused Growth and Income Portfolio (the “Growth and Income Portfolio” and together with the Alpha Large-Cap Fund, the “Funds” and each, a “Fund”), a series of SunAmerica Series, Inc., in exchange for Class A and Class C shares of the Alpha Large-Cap Fund (the “Reorganization”). The Alpha Large-Cap Fund, as the surviving fund in the Reorganization, is referred to herein as the “Combined Fund.”

As requested by the SEC staff (the “Staff”), the following is an analysis with respect to the determination of SunAmerica Asset Management Corp. (“SAAMCo”), each Fund’s investment adviser, of the accounting and performance survivor in connection with the Reorganization. The analysis is based on guidance provided by the Accounting Policy Subcommittee of the Accounting/Treasurer’s Committee of the Investment Company Institute (“ICI”) in a white paper on fund mergers dated March 1, 2004, regarding accounting survivors (“ICI White Paper”).1 The ICI White Paper seeks to capture and consolidate applicable industry guidance on the subject. The ICI White Paper identifies the following factors, in order of relative importance, to apply in determining the proper accounting surviving entity:

Portfolio Management: One of the primary factors in determining the accounting survivor is the surviving management structure. The Alpha Large-Cap is advised by SAAMCo and subadvised by Marsico Capital Management, LLC (“Marsico”) and BlackRock Investment Management, LLC (“BlackRock”). The Growth and Income Portfolio is advised by SAAMCo and not subadvised. SAAMCo will continue to serve as the investment adviser to the Combined Fund and Marsico and BlackRock will continue to serve as subadvisers to the Combined Fund.

Portfolio Composition: The Combined Fund will be managed in accordance with the investment objectives, policies and restrictions of the Alpha Large-Cap Fund and thus it is anticipated that the portfolio composition of the Combined Fund will most resemble that of the historical portfolio composition structure of the Alpha Large-Cap Fund.

Investment Objectives, Policies and Restrictions: The investment objectives of the Growth and Income Portfolio and the Alpha Large-Cap Fund are similar. The investment objectives of the Growth and Income Portfolio are long-term growth of capital and current income. The investment objective of the Alpha Large-Cap Fund is growth of capital. Both Funds partly subscribe to a growth-oriented philosophy and partly subscribe to a value-oriented philosophy. Both Funds also use a focused strategy. Both Funds also engage in the active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies that, in the case of the Growth and Income Portfolio, offer the potential for long-term growth of capital, and in the case of the Alpha Large-Cap Fund, offer the potential for growth of capital. In addition to long-term growth of capital, the Growth and Income Portfolio looks for companies that offer the potential for a reasonable level of current income. A principal difference between the Funds is that the Growth and Income Portfolio will generally hold between 30 to 50 securities, while the Alpha Large-Cap Fund will generally hold up to a total of 40 securities. In addition, under normal market conditions, the Alpha Large-Cap Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the Fund, while the Growth and Income Portfolio has no such stated allocation. Furthermore, under normal market conditions, at least 80% of the Alpha Large-Cap Fund’s net assets, plus any borrowing for investment purposes, will be invested in large-cap companies. The Growth and Income Portfolio does not have such a policy. An additional principal difference between the Funds is that the Growth and Income Portfolio is diversified, while the Alpha Large-Cap Fund is non-diversified. Following the Reorganization, the Combined Fund will remain non-diversified.

The investment objectives, policies and restrictions of the Combined Fund will be those of the Alpha Large-Cap Fund.

Expense Structure: The expense structures of the Funds are similar; except for the management fee rates paid by the Funds. The Growth and Income Portfolio pays SAAMCo a management fee at the annual rate of 0.75% of average daily net assets of the Fund and the Alpha Large-Cap Fund pays SAAMCo a management fee at the annual rate of 1.00% of average daily net assets of the Fund. The expense structure of the Combined Fund will be the expense structure of the Alpha Large-Cap Fund.

Asset Size: As of January 31, 2012, the Alpha Large-Cap Fund had net assets of $101,290,742 and the Growth and Income Portfolio had net assets of $178,465,198.

In conclusion, the Alpha Large-Cap Fund will be the accounting and performance survivor. The portfolio management team; portfolio composition; investment objectives, policies and restrictions; and expense structure of the Combined Fund will be those of the Alpha Large-Cap Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of May 11, 2012. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp. Margery K. Neale, Willkie Farr & Gallagher LLP Elliot J. Gluck, Willkie Farr & Gallagher LLP

1 In North American Security Trust, 1994 SEC No-Act, LEXIS 876 (pub. Avail. Aug. 5, 1994), the SEC confirmed that the determination of which entity in a reorganization is the performance survivor should be evaluated from an accounting, rather than legal, perspective. The factors enumerated by the Staff in the North American letter are substantially similar to those considered by the Staff in determining the accounting survivor.

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